INCOME TAXES - Schedule of Changes in Deferred Tax Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	$ 516
Deferred tax (liabilities), beginning balance	(2,894)
Net deferred tax (liability), beginning balance	(2,378)	$ (2,888)
Income	(32)	217
Equity	(7)	0
Acquisitions and Dispositions	(7)	176
OCI	(30)	117
Other Balance Sheet	(61)	0
Deferred tax assets, ending balance	631	516
Deferred tax liabilities, ending balance	(3,146)	(2,894)
Net deferred tax (liability), ending balance	(2,515)	(2,378)
Deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	516	342
Income	117	(23)
Equity	0	0
Acquisitions and Dispositions	(7)	208
OCI	5	(11)
Other Balance Sheet	0	0
Deferred tax assets, ending balance	631	516
Deferred tax (liabilities)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities), beginning balance	(2,894)	(3,230)
Income	(149)	240
Equity	(7)	0
Acquisitions and Dispositions	0	(32)
OCI	(35)	128
Other Balance Sheet	(61)	0
Deferred tax liabilities, ending balance	$ (3,146)	$ (2,894)